Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the Company’s stock option activity for the nine months ended September 30, 2014 and 2013 is shown below:

	Nine Months Ended September 30,
	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	5,058,363	$8.48	2,339,601	$5.89
Granted	195,000	17.63	2,990,353	10.33
Forfeited	—	—	(271,591)	6.69
Exercised	(106,412)	6.90	—	—
Outstanding at end of period	5,146,951	$8.86	5,058,363	$8.48

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the Company's RSU activity for the nine months ended September 30, 2014 and 2013 is shown below:

	Nine Months Ended September 30,
	2014		2013
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	—	$—	—	$—
Granted	330,555	17.45	—	—
Vested	—	—	—	—
Forfeited	—	—	—	—
Non-vested at end of period	330,555	$17.45	—	$—